Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,155.5	$ 844.8
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	(0.4)	(0.2)
Fair market value, trading	76.9	9.8
Debt Securities, Trading, Amortized Cost	77.2	10.0
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	6.2	16.8
Gross Unrealized Losses	(4.2)	(6.0)
Fair market value, trading	1,157.5	855.6
Debt Securities, Trading, Amortized Cost	1,155.5	844.8
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	2.0	35.4
Debt Securities, Trading, Amortized Cost	2.0	35.4
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	3.6	5.0
Debt Securities, Trading, Amortized Cost	3.5	5.0
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.9)	0.0
Fair market value, trading	3.4	18.8
Debt Securities, Trading, Amortized Cost	5.3	18.8
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.4	0.1
Gross Unrealized Losses	(0.9)	(15.1)
Fair market value, trading	211.5	163.6
Debt Securities, Trading, Amortized Cost	212.0	178.6
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.2
Gross Unrealized Losses	(1.5)	(5.5)
Fair market value, trading	65.4	112.1
Debt Securities, Trading, Amortized Cost	66.9	117.4
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.2)	(0.1)
Fair market value, trading	26.6	18.6
Debt Securities, Trading, Amortized Cost	26.8	18.7
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.5	0.3
Gross Unrealized Losses	(2.6)	(20.7)
Fair market value, trading	307.1	299.3
Debt Securities, Trading, Amortized Cost	309.2	319.7
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	6.7	17.1
Gross Unrealized Losses	(8.7)	(26.7)
Fair market value, trading	1,470.0	1,209.1
Debt Securities, Trading, Amortized Cost	1,472.0	1,218.7
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.6	2.7
Gross Unrealized Losses	(0.2)	(0.1)
Fair market value, trading	116.3	120.5
Debt Securities, Trading, Amortized Cost	115.9	117.9
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.1	0.3
Gross Unrealized Losses	0.0	0.0
Fair market value, trading	4.0	3.5
Debt Securities, Trading, Amortized Cost	3.9	3.2
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	1.9	9.1
Gross Unrealized Losses	(0.8)	0.0
Fair market value, trading	96.8	103.5
Debt Securities, Trading, Amortized Cost	95.7	94.4
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	(0.4)	0.0
Fair market value, trading	34.5	41.6
Debt Securities, Trading, Amortized Cost	34.9	41.5
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	3.3	3.1
Gross Unrealized Losses	(1.9)	(5.7)
Fair market value, trading	785.7	539.1
Debt Securities, Trading, Amortized Cost	784.3	541.7
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.2	1.5
Gross Unrealized Losses	(0.3)	0.0
Fair market value, trading	30.2	37.6
Debt Securities, Trading, Amortized Cost	30.3	$ 36.1
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0
Gross Unrealized Losses	(0.2)
Fair market value, trading	13.1
Debt Securities, Trading, Amortized Cost	$ 13.3